5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.2%
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	$500	$ 476,910
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,175	1,234,338
		$ 1,711,248
Education — 5.4%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 0.486%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,713,920
Arizona State University, 5.00%, 7/1/35	1,500	1,704,135
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,079,670
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	547,844
Massachusetts College Building Authority, 5.00%, 5/1/32	785	926,826
Miami University, OH, 5.00%, 9/1/32(2)	735	849,880
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/36	395	436,827
5.00%, 7/1/37	840	928,074
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
5.00%, 10/1/32	1,500	1,678,170
5.00%, 10/1/33	1,175	1,346,503
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/35(2)	1,840	1,948,910
5.00%, 7/1/36(2)	1,600	1,692,496
5.00%, 7/1/37(2)	2,000	2,111,300
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University):
4.00%, 9/1/33	305	320,936
4.00%, 9/1/34	350	366,265
Saginaw Valley State University, MI:
5.00%, 7/1/27	500	547,015
5.00%, 7/1/28	1,000	1,091,140
Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/37	1,925	2,038,979
Texas A&M University, 4.00%, 5/15/34	1,000	1,065,730
University of Florida:
4.00%, 7/1/31	5,000	5,393,300
4.00%, 7/1/32	6,465	6,820,316
4.00%, 7/1/33	6,720	7,116,682
		$ 42,724,918
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 3.0%
Anaheim Housing and Public Improvements Authority, CA, Electric System Revenue:
5.00%, 10/1/30(2)	$3,630	$ 3,968,207
5.00%, 10/1/33	2,325	2,553,199
5.00%, 10/1/34	2,000	2,194,200
5.00%, 10/1/35	1,130	1,236,186
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,071,940
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	269,502
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/33	2,100	2,368,716
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	806,854
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	811,203
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	542,455
Seattle, WA, Municipal Light and Power Revenue, 0.69%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	2,000	1,981,780
Springfield Electric System Revenue, IL:
5.00%, 3/1/27	250	265,075
5.00%, 3/1/28	250	264,795
5.00%, 3/1/29	250	264,655
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/27	300	317,460
5.00%, 10/1/28	400	422,704
5.00%, 10/1/29	1,120	1,181,958
5.00%, 10/1/30	1,500	1,581,180
5.00%, 10/1/31	1,000	1,053,400
5.00%, 10/1/33	300	315,660
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	262,638
		$ 23,733,767
Escrowed/Prerefunded — 1.5%
Addison, TX, Prerefunded to 2/15/23, 5.00%, 2/15/26	$270	$ 276,742
Franklin County, OH, Prerefunded to 6/1/23, 4.25%, 12/1/35	1,100	1,125,982
Kentucky Turnpike Authority, Prerefunded to 7/1/23, 5.00%, 7/1/33	300	309,750
Michigan Finance Authority, (Beaumont Health Credit Group), Prerefunded to 8/1/24, 5.00%, 8/1/28	1,315	1,380,250
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Prerefunded to 10/1/23, 5.00%, 10/1/24	150	159,888
Prerefunded to 10/1/23, 5.00%, 10/1/25	100	106,592
Prerefunded to 10/1/23, 5.00%, 10/1/26	1,100	1,172,512
Prerefunded to 10/1/23, 5.00%, 10/1/27	50	53,296
Prerefunded to 10/1/23, 5.00%, 10/1/29	125	133,240

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
North Carolina Medical Care Commission, (United Methodist Retirement Homes): (continued)
Prerefunded to 10/1/23, 5.00%, 10/1/32	$225	$ 239,832
Series 2017A, Prerefunded to 10/1/23, 5.00%, 10/1/30	250	266,480
Pennsylvania, Prerefunded to 6/1/22, 4.00%, 6/1/30	5,000	5,011,100
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/29	250	260,425
South Dakota Building Authority:
Prerefunded to 6/1/25, 5.00%, 6/1/28	210	226,151
Series 2015B, Prerefunded to 6/1/25, 5.00%, 6/1/30	200	215,382
Wisconsin, Transportation Revenue, Prerefunded to 7/1/24, 5.00%, 7/1/32	700	739,172
		$ 11,676,794
General Obligations — 23.9%
Anchorage, AK:
5.00%, 9/1/25	$100	$ 107,922
5.00%, 9/1/27	780	840,754
Beaumont, TX, Certificates of Obligation, 4.00%, 3/1/32	500	536,455
Belding Area Schools, MI:
5.00%, 5/1/28	250	273,110
5.00%, 5/1/30	250	272,315
Birmingham, AL, 5.00%, 12/1/27	2,460	2,753,355
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	400	432,852
Brookline, MA:
5.00%, 3/15/30	2,000	2,294,800
5.00%, 3/15/31	3,625	4,151,676
Burlington, VT:
5.00%, 11/1/27	255	286,750
5.00%, 11/1/29	75	86,263
5.00%, 11/1/30	300	344,322
Series 2016A, 5.00%, 11/1/26	150	165,926
Series 2019A, 5.00%, 11/1/26	210	232,296
California:
4.00%, 8/1/36	5,000	5,116,050
4.00%, 10/1/37	1,225	1,257,254
5.00%, 12/1/29	700	801,283
5.00%, 12/1/31	1,550	1,811,655
5.00%, 8/1/32	1,590	1,726,024
5.00%, 12/1/34	2,500	2,857,625
5.00%, 4/1/35	4,160	4,827,971
5.00%, 4/1/37	2,000	2,309,000
Cape May County, NJ, 3.00%, 10/1/31	1,000	984,820
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/32	$650	$ 693,479
4.00%, 2/15/33	1,000	1,063,960
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	671,660
Colonial School District, PA:
5.00%, 2/15/32	100	107,368
5.00%, 2/15/33	50	53,570
Connecticut:
4.00%, 6/1/32	1,000	1,059,680
4.00%, 6/1/33	600	632,274
4.00%, 6/1/35	850	882,215
Contra Costa Community College District, CA, (Election of 2014):
4.00%, 8/1/32	650	687,148
4.00%, 8/1/33	100	105,191
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	691,759
Dallas, TX, 5.00%, 2/15/31	3,465	3,537,765
Delaware:
5.00%, 2/1/29	1,000	1,130,320
5.00%, 3/1/33	3,800	4,538,796
Denton County, TX, 4.00%, 7/15/31	1,500	1,598,070
District of Columbia, 5.00%, 6/1/33	6,690	7,017,810
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	370,783
Dublin City School District, OH, 5.00%, 12/1/29	500	570,420
Easton Area School District, PA, 5.00%, 2/1/31	1,400	1,578,682
Elk Grove Unified School District, CA, 4.00%, 8/1/32	2,305	2,452,704
Flower Mound, TX, 5.00%, 3/1/27	510	555,390
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	412,384
Georgia, 5.00%, 2/1/32	1,000	1,101,870
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	929,584
Hawaii, 5.00%, 1/1/30	3,730	4,223,703
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,094,200
Highland Park, IL, 4.00%, 12/30/29	830	891,876
Homewood, AL:
5.00%, 9/1/28	2,000	2,197,400
5.00%, 9/1/29	2,000	2,192,780
Honolulu City and County, HI, 3.00%, 9/1/31	110	109,683
Illinois:
5.00%, 3/1/28	2,000	2,005,300
5.00%, 3/1/34	6,000	6,014,400
5.00%, 3/1/35	1,000	1,002,390

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	$1,000	$ 1,037,510
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,653,997
Kennewick School District No. 17, WA, 4.00%, 12/1/33	655	701,734
Lakeland, FL:
5.00%, 10/1/28	1,500	1,591,905
5.00%, 10/1/30	1,000	1,058,390
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,000	2,119,600
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	205	139,865
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,674,064
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,738,317
Los Angeles Unified School District, CA:
4.00%, 7/1/33	2,500	2,635,325
4.00%, 7/1/36	3,000	3,095,820
Maine, 5.00%, 6/1/30	1,605	1,871,302
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	211,946
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	319,842
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,065,260
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	410	418,262
Morris Township, NJ, 3.00%, 11/1/27	40	40,426
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	149,882
Navasota Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/25, 5.00%, 2/15/28	195	207,907
New Jersey, 4.00%, 6/1/31	5,000	5,225,250
New Waverly Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	500	529,900
New York, 5.00%, 3/15/31	3,000	3,543,420
New York City, NY:
5.00%, 8/1/32	5,000	5,808,050
5.00%, 8/1/34	1,500	1,722,600
Ohio, (Adult Correctional Building Fund):
5.00%, 10/1/28	1,000	1,135,240
5.00%, 10/1/29	1,500	1,725,630
5.00%, 10/1/30	1,000	1,160,040
Pasadena, TX:
4.00%, 2/15/28	500	517,650
4.00%, 2/15/29	150	155,051
4.00%, 2/15/30	500	516,155
4.00%, 2/15/31	650	670,124
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	$1,060	$ 916,826
Pennsylvania, 4.00%, 6/15/31	135	138,344
Philadelphia, PA, 5.00%, 2/1/31	1,550	1,740,402
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,023,445
Portland, OR, 5.00%, 6/1/30	6,515	7,580,528
Ravenswood City School District, CA, (Election of 2016):
5.00%, 8/1/27	530	578,225
5.00%, 8/1/28	555	603,873
5.00%, 8/1/29	575	624,191
Richland County School District No. 2, SC, 4.00%, 3/1/32	2,240	2,382,374
Romeo Community Schools, MI, 5.00%, 5/1/30	700	760,823
Romulus, MI:
4.00%, 11/1/31	250	259,750
4.00%, 11/1/32	100	103,900
4.00%, 11/1/33	250	259,668
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	472,428
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	311,865
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,103,550
St. Mary's County, MD:
5.00%, 5/1/28	1,255	1,419,920
5.00%, 5/1/30	1,245	1,447,176
St. Tammany Parish Wide School District No. 12, LA, 5.00%, 3/1/30	1,000	1,151,650
St. Vrain Valley School District RE-1J, CO:
5.00%, 12/15/28	1,700	1,872,856
5.00%, 12/15/29	1,000	1,101,680
Stamford, CT, 4.00%, 8/1/27	555	581,490
Texas, 5.00%, 8/1/37(2)	1,000	1,065,130
Tomball Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	5,000	5,310,800
Torrance Unified School District, CA, (Election of 2014):
5.00%, 8/1/30	515	563,374
5.00%, 8/1/31	450	491,324
Tuloso-Midway Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/27	310	323,950
4.00%, 8/15/28	530	552,488
4.00%, 8/15/29	545	566,555
United Independent School District, TX:
4.00%, 2/15/32	400	419,168
4.00%, 2/15/33	350	365,166
4.00%, 2/15/34	535	556,165
4.00%, 2/15/35	525	543,879

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
United Independent School District, TX: (continued)
4.00%, 2/15/36	$580	$ 599,911
4.00%, 2/15/37	600	620,010
University City School District, MO, 4.00%, 2/15/35	790	834,524
Washington:
4.00%, 7/1/27(2)	5,000	5,334,700
5.00%, 8/1/28	1,485	1,625,733
Wellesley, MA:
5.00%, 4/1/30	1,990	2,323,146
5.00%, 4/1/31	1,985	2,345,813
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	2,997,805
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	373,435
York County, PA, 5.00%, 6/1/27	1,225	1,305,115
		$187,638,711
Hospital — 16.1%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
5.00%, 4/1/31	$1,750	$ 1,917,212
5.00%, 4/1/33	3,000	3,276,270
Arizona Health Facilities Authority, (Banner Health), 0.69%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	5,000	5,001,700
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	257,445
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	90	90,973
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	823,777
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 1.95% to 11/1/29 (Put Date), 1/15/48	4,500	4,016,745
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	360,738
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	101,590
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/34	2,000	2,180,780
5.00%, 8/1/35	3,000	3,267,450
5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,355,000
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	160,938
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	$3,000	$ 3,348,810
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	750	782,138
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
Series 2021A, 5.00%, 6/15/29	285	310,282
Series 2021A, 5.00%, 6/15/30	285	311,556
Series 2021A, 5.00%, 6/15/31	285	312,525
Series 2022A, 5.00%, 6/15/28	460	497,849
Series 2022A, 5.00%, 6/15/29	375	408,266
Series 2022A, 5.00%, 6/15/30	425	464,602
Series 2022A, 5.00%, 6/15/31	450	493,461
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 4/1/35	6,000	6,760,560
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	1,004,100
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,082,720
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	549,185
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,061,120
5.00%, 11/15/32	1,000	1,060,230
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.84%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(1)	12,715	12,798,538
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,077,510
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation):
5.00%, 5/15/25	250	266,405
5.00%, 5/15/26	250	266,030
5.00%, 5/15/27	250	265,505
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,179,260
5.00%, 10/1/31	1,500	1,633,155
5.00%, 10/1/32	2,000	2,174,940
Maricopa County Industrial Development Authority, AZ, (Banner Health), 1.01%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(1)	4,575	4,594,032
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,063,610
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	485	505,244

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (South Shore Hospital):
5.00%, 7/1/24	$550	$ 575,086
5.00%, 7/1/28	245	261,986
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), (LOC: TD Bank, N.A.), 0.44%, 7/1/40(3)	11,305	11,305,000
Medford Hospital Facilities Authority, OR, (Asante Health System):
5.00%, 8/15/34	1,000	1,118,230
5.00%, 8/15/35	700	780,703
5.00%, 8/15/36	1,000	1,112,500
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	526,677
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,082,020
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group):
5.00%, 7/1/23	400	411,788
5.00%, 7/1/28	1,340	1,424,527
5.00%, 7/1/29	775	822,616
Montgomery County, OH, (Dayton Children's Hospital):
4.00%, 8/1/36	1,000	986,380
4.00%, 8/1/37	1,100	1,081,333
5.00%, 8/1/31	800	919,040
5.00%, 8/1/32	750	860,355
5.00%, 8/1/33	800	914,336
5.00%, 8/1/34	1,150	1,310,321
5.00%, 8/1/35	1,750	1,988,192
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/28	500	557,405
5.00%, 8/1/29	500	555,915
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	761,495
5.00%, 7/1/28	600	650,988
5.00%, 7/1/30	520	561,855
5.00%, 7/1/31	700	754,915
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,065,370
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	743,218
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,521,710
Pima County Industrial Development Authority, AZ, (Tucson Medical Center):
5.00%, 4/1/31	1,000	1,150,130
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Pima County Industrial Development Authority, AZ, (Tucson Medical Center): (continued)
5.00%, 4/1/34	$1,590	$ 1,805,668
Public Finance Authority, WI, (Renown Regional Medical Center):
4.00%, 6/1/35	795	806,615
5.00%, 6/1/34	1,320	1,484,050
5.00%, 6/1/36	2,310	2,590,965
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,085,800
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	154,560
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	536,375
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	664,425
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,768,599
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	335	361,418
5.00%, 12/1/27	205	222,792
5.00%, 12/1/28	500	542,990
5.00%, 12/1/30	400	434,072
5.00%, 12/1/31	300	325,191
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,740,422
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	436,952
		$126,847,236
Housing — 4.1%
Georgia Housing & Finance Authority, 3.65%, 12/1/32	$395	$ 395,695
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
1.50%, 1/1/31	300	259,413
1.60%, 7/1/31	175	151,254
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	308,936
2019 Series A, 4.00%, 8/1/35	440	460,249
2019 Series C, 4.00%, 8/1/33	525	556,437
2019 Series C, 4.00%, 8/1/34	240	253,879
2019 Series C, 4.00%, 8/1/35	285	300,373
New York City Housing Development Corp., NY:
2.65%, 11/1/27	870	855,697
2.80%, 5/1/29	655	639,928
2.85%, 11/1/29	275	268,675

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY: (continued)
(SPA: TD Bank, N.A.), 0.44%, 11/1/60(3)	$15,000	$ 15,000,000
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):
2.20%, 5/1/25	190	186,806
2.25%, 11/1/25	225	220,833
2.40%, 11/1/26	225	220,212
2.50%, 11/1/27	140	136,294
2.60%, 5/1/28	110	107,206
New York Mortgage Agency:
2.30%, 10/1/30	1,000	920,340
3.65%, 4/1/32	120	120,571
Seattle Housing Authority, WA:
2.875%, 12/1/25	900	903,384
3.00%, 12/1/26	920	923,395
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,155,786
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	248,630
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,063	1,072,004
Virginia Housing Development Authority, 2.55%, 5/1/27	515	504,654
Washington Housing Finance Commission:
2.25%, 6/1/25	105	103,299
2.30%, 12/1/25	130	127,698
2.40%, 6/1/26	105	102,852
		$ 32,504,500
Insured - Education — 0.8%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/33	$1,625	$ 1,814,914
Patterson Joint Unified School District, CA, (Election 2018):
(BAM), 5.00%, 8/1/28	1,065	1,160,562
(BAM), 5.00%, 8/1/29	1,000	1,089,310
University of Central Florida, (AGM), 4.00%, 10/1/34	1,805	1,907,181
		$ 5,971,967
Insured - Electric Utilities — 0.2%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project J):
(AGM), 4.00%, 1/1/36	$335	$ 339,694
(AGM), 4.00%, 1/1/37	655	663,135
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project M):
(AGM), 4.00%, 1/1/36	435	443,996
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project M): (continued)
(AGM), 4.00%, 1/1/37	$470	$ 478,972
		$ 1,925,797
Insured - General Obligations — 1.0%
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	$35	$ 35,222
(BAM), 3.00%, 4/1/30	25	24,703
(BAM), 3.00%, 4/1/32	360	345,816
Pharr, TX:
(AGM), 4.00%, 8/15/35	2,190	2,333,073
(AGM), 4.00%, 8/15/37	2,485	2,641,257
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	729,295
Yonkers, NY:
(BAM), Series 2019A, 5.00%, 5/1/31	750	838,477
(BAM), Series 2019B, 5.00%, 5/1/31	825	922,325
		$ 7,870,168
Insured - Housing — 0.2%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing):
Green Bonds, (BAM), 4.00%, 5/15/35	$600	$ 607,842
Green Bonds, (BAM), 4.00%, 5/15/36	600	606,666
		$ 1,214,508
Insured - Lease Revenue/Certificates of Participation — 0.2%
Clermont County Port Authority, OH, (West Clermont Local School District):
(BAM), 5.00%, 12/1/26	$250	$ 270,158
(BAM), 5.00%, 12/1/29	100	107,390
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	212,620
Pasco County School Board, FL:
(BAM), 5.00%, 8/1/27	605	663,104
(BAM), 5.00%, 8/1/29	310	337,038
		$ 1,590,310
Insured - Other Revenue — 0.4%
New York Dormitory Authority, School Districts Revenue Bond Financing Program:
(AGM), 5.00%, 10/1/33	$500	$ 556,230
(AGM), 5.00%, 10/1/34	1,250	1,388,225
(AGM), 5.00%, 10/1/35	1,000	1,108,870
		$ 3,053,325

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.0%(4)
Vineyard Redevelopment Agency, UT:
(AGM), 4.00%, 5/1/34	$115	$ 120,881
(AGM), 4.00%, 5/1/36	135	141,314
		$ 262,195
Insured - Transportation — 1.3%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$375	$ 402,844
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/30	1,000	1,103,000
(AGM), 5.00%, 1/1/31	1,250	1,368,362
(AGM), 5.00%, 1/1/32	1,650	1,803,070
(AGM), 5.00%, 1/1/33	2,450	2,666,629
(AGM), 5.00%, 1/1/34	2,485	2,701,419
		$ 10,045,324
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 269,657
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	370	317,157
(AGM), 2.00%, 10/1/34	200	161,950
Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/28	250	266,763
		$ 1,015,527
Lease Revenue/Certificates of Participation — 4.1%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$ 1,045,300
Aspen Fire Protection District, CO:
4.00%, 12/1/30	235	248,287
4.00%, 12/1/31	250	262,628
4.00%, 12/1/32	205	214,930
Broward County School Board, FL:
5.00%, 7/1/27	500	542,490
5.00%, 7/1/29	500	539,835
California Public Works Board:
4.00%, 5/1/36	880	908,741
5.00%, 11/1/29	1,000	1,094,580
Colorado Department of Transportation:
5.00%, 6/15/30	350	378,910
5.00%, 6/15/31	310	335,482
Colorado, (Building Excellent Schools Today):
4.00%, 3/15/37	1,000	1,048,620
5.00%, 3/15/33	1,150	1,334,483
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	$3,000	$ 3,281,460
5.00%, 6/1/30	3,000	3,270,120
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	216,482
Fountain Valley Public Financing Authority, CA:
4.00%, 11/1/27	620	648,731
4.00%, 11/1/28	645	673,728
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	459,700
Hudson Yards Infrastructure Corp., NY, Green Bonds, 5.00%, 2/15/34	2,900	3,361,071
Lake Houston Redevelopment Authority, TX:
3.00%, 9/1/37	300	256,818
4.00%, 9/1/32	200	202,718
4.00%, 9/1/35	200	201,514
4.00%, 9/1/36	200	201,254
5.00%, 9/1/31	250	275,732
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,612,970
Moulton Niguel Water District, CA, Certificates of Participation, 3.00%, 9/1/35	815	751,153
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	2,000	2,144,420
Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,250,560
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	415,931
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	537,875
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,176,845
		$ 31,893,368
Other Revenue — 10.8%
Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$ 942,974
Bexar County, TX, Motor Vehicle Rental Tax Revenue:
4.00%, 8/15/33	690	706,850
4.00%, 8/15/34	810	824,256
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/32	825	886,256
5.00%, 12/1/33	640	686,848
5.00%, 12/1/34	510	546,791
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	165,732
Kentucky Public Energy Authority, Gas Supply Revenue:
4.00%, 7/1/24	5,000	5,104,950

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Kentucky Public Energy Authority, Gas Supply Revenue: (continued)
4.00% to 2/1/28 (Put Date), 2/1/50	$16,500	$ 16,833,960
Knoxville, TN, Gas System Revenue, 4.00%, 3/1/33	3,245	3,385,314
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,228,050
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City):
5.00%, 12/1/32	2,355	2,633,808
5.00%, 12/1/34	2,425	2,698,952
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	547,120
5.00%, 4/1/29	275	299,841
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 12/1/28 (Put Date), 5/1/52	16,060	16,366,585
New York City Cultural Resources Trust, NY, (Carnegie Hall):
5.00%, 12/1/27	100	111,267
5.00%, 12/1/29	325	370,123
5.00%, 12/1/31	250	285,070
5.00%, 12/1/32	550	626,742
5.00%, 12/1/33	200	227,680
5.00%, 12/1/34	300	341,079
5.00%, 12/1/35	700	794,976
New York City Educational Construction Fund, NY, 5.00%, 4/1/29	2,765	3,127,132
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/38	1,750	1,767,448
5.00%, 3/15/36	5,000	5,674,500
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,170,897
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/27 (Put Date), 2/1/49	4,000	3,750,000
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,098,450
Wisconsin, Environmental Improvement Fund Revenue:
5.00%, 6/1/31	2,400	2,553,696
5.00%, 6/1/32	1,000	1,063,740
		$ 84,821,087
Senior Living/Life Care — 1.7%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,655	$ 1,769,013
4.00%, 1/1/31	250	265,770
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Baltimore County, MD, (Riderwood Village, Inc.): (continued)
4.00%, 1/1/32	$350	$ 370,713
4.00%, 1/1/33	600	631,308
4.00%, 1/1/34	685	719,572
4.00%, 1/1/35	615	644,754
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	52,897
5.00%, 11/15/30	910	956,838
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	107,220
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):
2.50%, 1/1/26	640	632,006
5.00%, 1/1/27	1,035	1,109,189
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	329,009
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	225,000
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
3.00%, 2/1/27	1,000	981,710
5.00%, 2/1/23	600	609,720
5.00%, 2/1/29	600	629,790
5.00%, 2/1/30	200	209,144
5.00%, 2/1/31	250	260,630
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	230	245,921
Series 2016A, 5.00%, 10/1/31	675	719,725
Virginia Small Business Financing Authority, (LifeSpire of Virginia), 4.00%, 12/1/31	2,000	1,953,240
		$ 13,423,169
Special Tax Revenue — 6.2%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/26	$500	$ 529,625
5.00%, 5/1/27	500	534,190
5.00%, 5/1/28	575	617,510
5.00%, 5/1/29	600	648,474
5.00%, 5/1/30	650	707,285
5.00%, 5/1/31	675	737,518
5.00%, 5/1/32	725	796,514

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Downtown Smyrna Development Authority, GA, 4.00%, 2/1/35	$430	$ 456,656
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	542,390
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/29	900	976,752
5.00%, 4/1/30	950	1,028,812
5.00%, 4/1/31	895	968,909
5.00%, 4/1/32	735	795,130
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/35	2,300	2,359,570
4.00%, 5/1/36	2,000	2,038,680
4.00%, 11/1/36	1,000	1,019,580
5.00%, 8/1/33	1,190	1,246,394
2022 Series B, 4.00%, 11/1/37	5,365	5,434,101
2022 Series C, 5.00%, 2/1/36	3,310	3,758,240
2022 Series D, 4.00%, 11/1/37	5,660	5,752,994
2022 Series F, 5.00%, 2/1/36	1,000	1,133,640
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/36	1,000	1,023,540
5.00%, 3/15/33	2,000	2,265,200
5.00%, 3/15/34	2,300	2,603,209
5.00%, 3/15/37	3,000	3,385,710
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/32	1,800	1,920,060
5.00%, 3/15/34	5,000	5,420,800
Successor Agency to San Mateo Redevelopment Agency, CA:
5.00%, 8/1/26	100	107,208
5.00%, 8/1/29	140	149,243
		$ 48,957,934
Transportation — 14.0%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$ 2,191,866
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):
0.74%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(1)	4,000	3,904,440
2.95% to 4/1/26 (Put Date), 4/1/47	1,770	1,750,123
Central Florida Expressway Authority, 4.00%, 7/1/35	3,150	3,230,010
Central Texas Regional Mobility Authority:
4.00%, 1/1/34	200	204,500
5.00%, 1/1/27	2,500	2,649,075
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/26	$1,000	$ 1,075,400
5.00%, 1/1/28	150	157,947
5.00%, 1/1/29	150	157,554
5.00%, 1/1/30	500	523,870
5.00%, 1/1/31	1,000	1,046,440
5.00%, 1/1/33	125	130,805
5.25%, 1/1/28	2,905	3,196,488
5.25%, 1/1/29	3,060	3,357,004
5.25%, 1/1/30	1,000	1,094,560
5.25%, 1/1/31	1,000	1,092,180
5.25%, 1/1/32	2,565	2,791,489
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	840	879,026
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,358,209
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,582,240
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	532,675
Hawaii, Highway Revenue, 5.00%, 1/1/31	805	908,821
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	188,955
5.00%, 12/1/32	350	375,882
Maine Turnpike Authority, 5.00%, 7/1/36	1,150	1,337,484
Massachusetts Bay Transportation Authority, 4.00%, 7/1/36	2,900	3,013,767
Massachusetts Department of Transportation, 5.00%, 1/1/30	4,235	4,781,823
Metropolitan Transportation Authority, NY:
0.518%, (67% of SOFR + 0.33%), 4/1/24 (Put Date), 11/1/35(1)	7,125	7,070,921
0.618%, (67% of SOFR + 0.43%), 11/1/26(1)	2,500	2,446,600
5.00%, 11/15/41	415	420,831
5.25%, 11/15/30	500	533,160
Series 2012D, 5.00%, 11/15/28	1,070	1,087,323
Series 2015F, 5.00%, 11/15/28	640	678,246
Green Bonds, 4.00%, 11/15/32	5,000	5,021,150
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	163,430
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
5.00%, 12/1/28	1,200	1,291,932
5.00%, 12/1/30	1,000	1,090,550
North Carolina, Grant Anticipation Revenue Vehicle Bonds:
5.00%, 3/1/29	550	587,438
5.00%, 3/1/30	400	427,504

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission:
4.00%, 12/1/37	$3,850	$ 3,929,079
5.00%, 12/1/34	250	285,157
5.00%, 12/1/35	500	565,600
5.00%, 12/1/36	1,165	1,316,229
Port Authority of New York and New Jersey:
4.00%, 7/15/36	1,605	1,631,194
5.00%, 9/1/34	3,595	4,028,629
Port of Seattle, WA:
5.00%, 3/1/27	250	263,398
5.00%, 3/1/29	250	263,223
Portland, ME, Airport Revenue:
Green Bonds, 5.00%, 1/1/29	225	247,669
Green Bonds, 5.00%, 1/1/31	370	409,113
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/28	1,370	1,502,397
5.00%, 7/1/31	300	330,306
5.00%, 7/1/32	660	725,558
5.00%, 7/1/33	600	656,796
5.00%, 7/1/34	450	492,043
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
5.00%, 5/1/35	1,950	2,201,862
5.00%, 5/1/36	1,950	2,191,273
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/34	1,000	602,370
0.00%, 8/1/35	500	285,905
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	15,878,160
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):
5.00%, 12/1/31	2,920	3,230,834
5.00%, 12/1/34	1,005	1,100,988
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,628,123
		$110,097,624
Water and Sewer — 3.6%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	$115	$ 122,757
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,608,705
Hillsborough County, FL, Wastewater Impact Fee:
5.00%, 5/1/27	2,315	2,572,984
5.00%, 5/1/29	1,220	1,394,460
King County, WA, Sewer Revenue, 0.67%, (SIFMA + 0.23%), 1/1/27 (Put Date), 1/1/40(1)	2,500	2,495,050
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	$575	$ 598,874
McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,045,810
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	1,975,310
Mesa, AZ, Utility Systems Revenue:
5.00%, 7/1/27	600	657,414
5.00%, 7/1/29	500	546,190
Portland, OR, Water System Revenue, 4.00%, 5/1/33	2,470	2,636,157
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	625,026
4.00%, 11/1/30	670	697,269
5.00%, 11/1/27	515	556,210
Richmond, VA, Public Utility Revenue, 4.00%, 1/15/36	6,955	7,274,860
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	1,845	1,823,377
Western Riverside Water and Wastewater Financing Authority, CA, 4.00%, 9/1/27	445	472,083
Wyoming, MI, Water Supply System Revenue:
5.00%, 6/1/27	505	552,707
5.00%, 6/1/28	550	600,622
		$ 28,255,865
Total Tax-Exempt Municipal Obligations (identified cost $813,772,486)		$777,235,342
Total Investments — 98.8% (identified cost $813,772,486)		$777,235,342
Other Assets, Less Liabilities — 1.2%		$ 9,343,916
Net Assets — 100.0%		$786,579,258
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2022.
(4)	Amount is less than 0.05%.
At April 30, 2022, the concentration of the Portfolio's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	17.7%
Others, representing less than 10% individually	81.1%

5-to-15 Year Laddered Municipal Bond Portfolio
April 30, 2022
Portfolio of Investments (Unaudited) — continued

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 4.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 3.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.

FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Portfolio did not have any open derivative instruments at April 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$777,235,342	$ —	$777,235,342
Total Investments	$ —	$777,235,342	$ —	$777,235,342
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.